Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands				1 Months Ended		6 Months Ended
	Sep. 11, 2025 CNY (¥)	Jul. 29, 2024 CNY (¥)	Oct. 15, 2021 CNY (¥)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	[1]	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2021 CNY (¥)
Accrued Expenses and Other Liabilities [Line Items]
Deferred consideration in relation to investment						[1]			¥ 2,300	$ 315
Unpaid rent			¥ 3,000	¥ 3,245	$ 457	7,608
Final payable		¥ 2,000				9,887
Litigation payments						1,483
Anhui Juhu Doors & Windows Technology Co., Ltd. [Member]
Accrued Expenses and Other Liabilities [Line Items]
Litigation payments						¥ 200
Ningbo Tuowei [Member]
Accrued Expenses and Other Liabilities [Line Items]
Owned share equity percentage											0.5533%
AHYS [Member]
Accrued Expenses and Other Liabilities [Line Items]
Total consideration											¥ 6,000
Forecast [Member]
Accrued Expenses and Other Liabilities [Line Items]
Litigation payments	¥ 892

[1]	In June 2021, AHYS and Youpin entered into an equity transfer agreement (“the Agreement”) with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), the shareholder who owned 0.5533% share equity of Youpin. Pursuant to which Ningbo Tuowei is entitled to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2024, the outstanding balance of this deferred consideration in relation to investment is RMB2,300 (US$315).